UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     October 20, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $252,639 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     8391    96770 SH       SOLE                    96770        0        0
ABBOTT LABS                    COM              002824100     5741   109894 SH       SOLE                   109894        0        0
ANADARKO PETE CORP             COM              032511107     4598    80595 SH       SOLE                    80595        0        0
AT&T INC                       COM              00206R102     8225   287579 SH       SOLE                   287579        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     5862   139474 SH       SOLE                   139474        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6259   477726 SH       SOLE                   477726        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     5544   212166 SH       SOLE                   212166        0        0
BARD C R INC                   COM              067383109     5436    66760 SH       SOLE                    66760        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      308     3725 SH       SOLE                     3725        0        0
CHEVRON CORP NEW               COM              166764100     7342    90589 SH       SOLE                    90589        0        0
CHIMERA INVT CORP              COM              16934q109       90    22810 SH       SOLE                    22810        0        0
CISCO SYS INC                  COM              17275r102     6641   303256 SH       SOLE                   303256        0        0
EMERSON ELEC CO                COM              291011104    10181   193330 SH       SOLE                   193330        0        0
EXXON MOBIL CORP               COM              30231G102     7720   124932 SH       SOLE                   124932        0        0
GENERAL ELECTRIC CO            COM              369604103     5531   340379 SH       SOLE                   340379        0        0
HALLIBURTON CO                 COM              406216101     9727   294124 SH       SOLE                   294124        0        0
HOME DEPOT INC                 COM              437076102     8828   278650 SH       SOLE                   278650        0        0
INTEL CORP                     COM              458140100     7133   371521 SH       SOLE                   371521        0        0
INVESCO LTD                    SHS              g491bt108     7247   341353 SH       SOLE                   341353        0        0
JPMORGAN CHASE & CO            COM              46625H100     6685   175637 SH       SOLE                   175637        0        0
KOHLS CORP                     COM              500255104     6846   129956 SH       SOLE                   129956        0        0
MEDTRONIC INC                  COM              585055106     7249   215872 SH       SOLE                   215872        0        0
MICROSOFT CORP                 COM              594918104     4062   165860 SH       SOLE                   165860        0        0
NORFOLK SOUTHERN CORP          COM              655844108     7348   123480 SH       SOLE                   123480        0        0
ORACLE CORP                    COM              68389X105     8768   326569 SH       SOLE                   326569        0        0
PEPSICO INC                    COM              713448108     8168   122940 SH       SOLE                   122940        0        0
PPL CORP                       COM              69351T106     4438   162997 SH       SOLE                   162997        0        0
PROCTER & GAMBLE CO            COM              742718109     8897   148351 SH       SOLE                   148351        0        0
QEP RES INC                    COM              74733v100     3758   124685 SH       SOLE                   124685        0        0
QUALCOMM INC                   COM              747525103     4406    97615 SH       SOLE                    97615        0        0
QUESTAR CORP                   COM              748356102     2196   125281 SH       SOLE                   125281        0        0
RAYTHEON CO                    COM NEW          755111507     6712   146845 SH       SOLE                   146845        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     3368   242317 SH       SOLE                   242317        0        0
SEMPRA ENERGY                  COM              816851109     4880    90708 SH       SOLE                    90708        0        0
ST JUDE MED INC                COM              790849103     3344    84995 SH       SOLE                    84995        0        0
STAPLES INC                    COM              855030102     4899   234188 SH       SOLE                   234188        0        0
STATE STR CORP                 COM              857477103     4087   108520 SH       SOLE                   108520        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     9397   131929 SH       SOLE                   131929        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     9025   257046 SH       SOLE                   257046        0        0
URANIUM RES INC                COM PAR $0.001   916901507       16    12500 SH       SOLE                    12500        0        0
US BANCORP DEL                 COM NEW          902973304     4448   205726 SH       SOLE                   205726        0        0
WAL MART STORES INC            COM              931142103     8838   165130 SH       SOLE                   165130        0        0